UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21439

Fidelity Rutland Square Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Stephen D. Fisher, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

PAS International Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832124.101

FOI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 33.8%
GE Institutional International Equity Fund Service Class	481,980	$ 8,820,236
Goldman Sachs Structured International Equity Flex Fund Class A	315,591	4,026,935
Henderson International Opportunities Fund Class A	462,973	12,250,273
Julius Baer International Equity Fund II Class A	355,216	5,964,070
MFS Research International Fund Class A	942,438	19,762,921
SSgA International Stock Selection Fund Institutional Class	2,941,209	44,588,727
Thornburg International Value Fund Class A	7,514	241,935
TOTAL FOREIGN LARGE BLEND FUNDS		95,655,097
Foreign Large Growth Funds - 9.7%
AIM International Growth Fund Class A	403,077	13,410,388
William Blair International Growth Fund Class N	454,337	14,043,565
TOTAL FOREIGN LARGE GROWTH FUNDS		27,453,953
Foreign Large Value Funds - 49.5%
Causeway International Value Fund Investor Class	1,589,353	34,441,270
Goldman Sachs Structured International Equity Fund Class A	2,504,955	41,231,560
Harbor International Fund Investor Class	169,628	11,741,670
MFS International Value Fund Class A	261,345	8,556,421
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	1,470,575	32,823,230
Quant Foreign Value Fund Ordinary Shares	137,688	3,304,509
T. Rowe Price International Growth & Income Fund Advisor Class	406,102	7,923,057
TOTAL FOREIGN LARGE VALUE FUNDS		140,021,717
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund Class A	42	1,283
Neuberger Berman International Fund Trust Class	299	8,803
TOTAL FOREIGN SMALL MID GROWTH FUNDS		10,086
Other - 7.0%
Artisan International Value Fund Investor Class	35	1,046
BlackRock Pacific Fund, Inc. Investor A Class	293,043	8,987,643
GMO Emerging Countries Fund Class M	295,148	5,377,600
Henderson European Focus Fund Class A	27	1,008
Matthews Pacific Tiger Fund Class I	9,623	257,318

	Shares	Value
Morgan Stanley Institutional Fund, Inc. - International Real Estate Portfolio Class B	109,598	$ 3,976,212
ProFunds UltraJapan Investor Class	20,218	1,066,521
TOTAL OTHER		19,667,348
TOTAL EQUITY FUNDS (Cost $245,132,488)		282,808,201
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $245,132,488)		$ 282,808,201
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $245,132,545. Net unrealized appreciation aggregated $37,675,656, of which $37,840,167 related to appreciated investment securities and $164,511 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS International Fidelity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850085.100

PAI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Foreign Large Blend Funds - 52.3%
Fidelity International Discovery Fund	1,876,747	$ 79,423,916
Fidelity Overseas Fund	747,751	37,806,313
Spartan International Index Fund Investor Class	1,818,982	88,602,605
TOTAL FOREIGN LARGE BLEND FUNDS		205,832,834
Foreign Large Growth Funds - 29.5%
Fidelity Advisor Diversified International Fund Institutional Class	1,537,091	39,349,542
Fidelity Aggressive International Fund	2,003,489	37,284,931
Fidelity Diversified International Fund	965,596	39,753,575
TOTAL FOREIGN LARGE GROWTH FUNDS		116,388,048
Foreign Large Value Funds - 11.7%
Fidelity International Value Fund	3,729,387	45,946,044
Other - 6.5%
Fidelity Emerging Markets Fund	145,691	4,099,741
Fidelity International Real Estate Fund	323,819	5,624,734
Fidelity International Small Cap Opportunities Fund (a)	221,030	3,945,392
Fidelity Pacific Basin Fund	386,002	12,066,418
TOTAL OTHER		25,736,285
TOTAL EQUITY FUNDS (Cost $375,028,455)		393,903,211
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $375,028,455)		$ 393,903,211
Legend
(a) Non-income producing
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $375,028,455. Net unrealized appreciation aggregated $18,874,756, of which $18,915,905 related to appreciated investment securities and $41,149 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS Small Cap Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.832121.101

FOF-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Small Blend Funds - 42.3%
AIM Trimark Small Companies Fund Class A	687,348	$ 11,705,541
CRM Small Cap Value Fund Investor Class	1,025	28,391
Hennessy Cornerstone Growth II Fund	153,679	4,965,364
ICM Small Co. Portfolio Institutional Class	216	9,004
ING Small Company Fund Class A	191,479	3,431,311
Keeley Small Cap Value Fund, Inc.	590,252	17,689,849
Laudus Rosenberg U.S. Discovery Fund Investor Class	1,098,833	22,921,659
Managers Special Equity Fund Managers Class	36	3,324
Neuberger Berman Genesis Fund Trust Class	143	7,703
Oppenheimer Main Street Small Cap Fund Class A	1,841,618	45,469,538
Perritt MicroCap Opportunities Fund	362,814	12,586,007
ProFunds Ultra Small Cap Fund Investor Class	178,068	6,419,358
RS Partners Fund Class A	606,487	23,834,929
TOTAL SMALL BLEND FUNDS		149,071,978
Small Growth Funds - 43.8%
Alger SmallCap Growth Institutional Fund Class I (a)	3,863	106,347
Baron Growth Fund	138,195	7,452,840
Baron Small Cap Fund	750,997	18,880,067
BlackRock Funds Small Cap Growth Equity Fund Investor A Class (a)	985,225	21,014,853
Brazos Micro Capital Portfolio Class N	119,318	2,781,313
Buffalo Small Cap Fund	765,401	22,816,589
Champlain Small Company Fund Advisor Class	383,695	5,233,594
Franklin Small Cap Growth Fund II Class A	2,549	34,566
Harbor Small Cap Growth Fund Investor Class	815,494	11,172,270
ING Small Cap Opportunities Fund Class A (a)	132,684	4,600,142
Munder Micro-Cap Equity Fund Class A	30,540	1,468,654
Oberweis Emerging Growth Fund	4,937	144,644
Old Mutual Copper Rock Emerging Growth Portfolio Class A (a)	207,895	2,756,686
Old Mutual Emerging Growth Fund Class Z (a)	336,697	5,848,435
Royce Value Plus Fund Service Class	771,210	12,408,771
RS Emerging Growth Fund Class A (a)	3,661	144,851
RS Smaller Co. Growth Fund Class A	378,418	8,650,633

	Shares	Value
Turner Small Cap Growth Fund Class I (a)	270,389	$ 8,714,630
William Blair Small Cap Growth Fund Class N	728,793	20,187,569
TOTAL SMALL GROWTH FUNDS		154,417,454
Small Value Funds - 3.4%
American Beacon Small Cap Value Fund PlanAhead Class	233	5,514
HighMark Small Cap Value Fund Class A	483,888	9,024,502
Perritt Emerging Opportunities Fund	182,975	2,947,729
Royce Opportunity Fund Service Class	568	8,168
TOTAL SMALL VALUE FUNDS		11,985,913
Mid-Cap Blend Funds - 7.7%
Hennessy Cornerstone Growth Fund	400,210	7,984,182
Westport Select Cap Fund Class R	684,427	19,355,602
TOTAL MID-CAP BLEND FUNDS		27,339,784
Other - 2.8%
FBR Small Cap Financial Fund	264,260	7,211,663
The Information Age Fund Class A	147,928	2,622,767
TOTAL OTHER		9,834,430
TOTAL EQUITY FUNDS (Cost $317,387,822)		352,649,559
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $317,387,822)		$ 352,649,559
Legend
(a) Non-income producing
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $317,391,046. Net unrealized appreciation aggregated $35,258,513, of which $36,904,161 related to appreciated investment securities and $1,645,648 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850087.100

FOU-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 31.3%
American Century Fundamental Equity Fund Investor Class	227,381	$ 3,419,806
Evergreen Large Cap Equity Fund Class A	629,225	12,194,368
JPMorgan Intrepid America Fund Select Class	63,260	1,934,497
JPMorgan US Large Cap Core Plus Fund Select Class	178,403	3,778,581
Managers AMG FQ Tax-Managed U.S. Equity Fund Class A (a)	121,101	2,016,328
Old Mutual Analytic U.S. Long/Short Fund Class Z	257,461	3,998,363
Thornburg Value Fund Class A	72,583	3,122,511
TOTAL LARGE BLEND FUNDS		30,464,454
Large Growth Funds - 12.5%
BlackRock Large Cap Growth Fund Investor A Class	195,921	2,333,422
Buffalo Large Cap Fund, Inc.	55,423	1,308,532
Buffalo USA Global Fund	42,650	1,042,797
Dreyfus Founders Equity Growth Fund Class A	25,170	153,286
Ivy Capital Appreciation Fund Class A (a)	159,635	1,733,636
Marsico 21st Century Fund	51,216	863,496
Spectra Fund Class N (a)	217,934	2,259,975
T. Rowe Price Growth Stock Fund Advisor Class	70,420	2,421,731
TOTAL LARGE GROWTH FUNDS		12,116,875
Large Value Funds - 32.6%
Allianz NFJ Dividend Value Fund Class D	97	1,813
American Beacon Large Cap Value Fund Plan Ahead Class	111,668	2,788,353
American Century Income & Growth Fund Investor Class	44,950	1,613,693
Aston Value Fund Class N	120,761	1,857,298
BlackRock Basic Value Fund, Inc. Investor A Class	133,772	4,854,571
Evergreen Disciplined Value Fund Class A	472,210	9,212,810
Excelsior Value and Restructuring Fund Shares	45,070	2,712,791
Franklin Mutual Beacon Fund Class A	55,011	1,009,996
Franklin Mutual Qualified Fund Class A	19,749	482,061
Goldman Sachs Growth & Income Fund Institutional Class	114,690	3,744,630
Managers AMG FQ U.S. Equity Fund Class A	169,412	2,605,557
Phoenix Value Opportunities Fund Class A	62,568	874,082
TOTAL LARGE VALUE FUNDS		31,757,655

	Shares	Value
Mid-Cap Blend Funds - 2.0%
AIM Trimark Endeavor Fund Class A	4,545	$ 80,711
Aston/Optimum Mid Cap Fund Class N	11,537	347,963
JPMorgan Market Expansion Index Fund Select Class	20,962	292,414
MFS Mid Cap Value Fund Class A	18,305	293,427
RS Value Fund Class A	27,999	883,649
TOTAL MID-CAP BLEND FUNDS		1,898,164
Mid-Cap Growth Funds - 8.0%
AIM Dynamics Fund Class A (a)	76,895	1,886,992
Baron iOpportunity Fund (a)	237,556	2,898,183
BlackRock U.S. Opportunities Portfolio Investor A Class (a)	24,098	835,969
Neuberger Berman Manhattan Fund Trust Class (a)	117,232	1,878,053
Thornburg Core Growth Fund Class A (a)	15,953	315,866
TOTAL MID-CAP GROWTH FUNDS		7,815,063
Mid-Cap Value Funds - 6.5%
Allegiant Mid Cap Value Fund Class A	131,287	2,150,480
American Century Mid Cap Value Fund Investor Class	54,934	787,749
BlackRock Mid-Cap Value Equity Portfolio Investor A Class	221,906	3,268,680
Delafield Fund, Inc.	5,669	163,483
TOTAL MID-CAP VALUE FUNDS		6,370,392
Small Blend Funds - 2.0%
Aston/TAMRO Small Cap Fund Class N	21,260	450,084
Cambiar Conquistador Fund Investor Class	9,359	158,533
JPMorgan Small Cap Equity Fund Select Class	4,361	158,487
Old Mutual Small Cap Fund Class Z (a)	15,216	459,990
Royce Value Fund Sevice Class	58,123	749,208
TOTAL SMALL BLEND FUNDS		1,976,302
Small Growth Funds - 0.8%
AFBA 5Star Small Cap Fund Class A	9,456	190,057
Allianz OCC Opportunity Fund Admin Class	741	19,149
Champlain Small Company Fund Advisor Class	4,318	58,892
Royce Value Plus Fund Service Class	13,459	216,561
Wells Fargo Advantage Small Cap Growth Fund Administrator Class	16,964	253,441
TOTAL SMALL GROWTH FUNDS		738,100
Equity Funds - continued
	Shares	Value
Small Value Funds - 1.2%
American Beacon Small Cap Value Opportunity Fund Plan Ahead Class	17,422	$ 197,045
Aston/River Road Small Cap Value Class N	13,848	209,664
Franklin Small Cap Value Fund Class A	16,292	795,203
TOTAL SMALL VALUE FUNDS		1,201,912
Other - 3.1%
MFS Utilities Fund Class A	103,770	2,035,967
T. Rowe Price Real Estate Fund Advisor Class	10,721	275,416
Third Avenue Real Estate Value Fund	18,587	699,814
TOTAL OTHER		3,011,197
TOTAL EQUITY FUNDS (Cost $92,328,304)		97,350,114
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $92,328,304)		$ 97,350,114
Legend
(a) Non-income producing
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $92,328,303. Net unrealized appreciation aggregated $5,021,811, of which $5,022,669 related to appreciated investment securities and $858 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

PAS U.S. Opportunity Fidelity Fund of FundsSM

Managed exclusively for clients of Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2007

Strategic Advisers, Inc.

A Fidelity Investments Company

1.850086.100

PAO-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 23.9%
Fidelity Advisor Value Leaders Institutional Class	33,134	$ 550,358
Fidelity Blue Chip Value Fund	377,565	6,214,716
Fidelity Dividend Growth Fund	160,840	5,515,191
Fidelity Select Consumer Staples Portfolio	103,919	6,474,149
Spartan U.S. Equity Index Fund Investor Class	15,555	844,974
TOTAL LARGE BLEND FUNDS		19,599,388
Large Growth Funds - 7.8%
Fidelity Advisor Growth Opportunities Institutional Class	106,972	4,237,152
Fidelity Select Leisure Portfolio	26,243	2,164,254
TOTAL LARGE GROWTH FUNDS		6,401,406
Large Value Funds - 11.1%
Fidelity Advisor Equity Income Fund Institutional Class	78,608	2,600,344
Fidelity Equity-Income Fund	103,825	6,549,311
TOTAL LARGE VALUE FUNDS		9,149,655
Mid-Cap Blend Funds - 19.8%
Fidelity Leveraged Company Stock Fund	162,367	5,681,209
Fidelity Select Defense & Aerospace Portfolio	45,077	3,942,416
Fidelity Value Strategies Fund Retail Class	177,152	6,586,494
TOTAL MID-CAP BLEND FUNDS		16,210,119
Mid-Cap Value Funds - 8.2%
Fidelity Select Automotive Portfolio	21,080	919,101
Fidelity Select Chemicals Portfolio	35,714	2,695,010
Fidelity Value Fund	34,108	3,113,034
TOTAL MID-CAP VALUE FUNDS		6,727,145
Specialty Funds - 29.2%
Fidelity Advisor Utilities Fund Institutional Class	135,503	3,121,999
Fidelity Select Brokerage & Investment Management Portfolio	43,990	3,432,517
Fidelity Select Insurance Portfolio	51,561	3,863,467
Fidelity Select Pharmaceuticals Portfolio	484,874	5,808,790

	Shares	Value
Fidelity Select Software & Computer Services Portfolio (a)	70,891	$ 5,041,797
Fidelity Select Telecommunications Portfolio	47,656	2,734,522
TOTAL SPECIALTY FUNDS		24,003,092
TOTAL EQUITY FUNDS (Cost $78,123,509)		82,090,805
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $78,123,509)		$ 82,090,805
Legend
(a) Non-income producing
Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $78,123,509. Net unrealized appreciation aggregated $3,967,296, all of which was related to appreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Mark Osterheld
Mark Osterheld
President and Treasurer

Date:	July 25, 2007
By:	/s/Kathleen A. Tucker
Kathleen A. Tucker
Chief Financial Officer

Date:	July 25, 2007